SHARE OPTIONS - Summary of Number of Share Options Outstanding (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Exercisable (in shares)	300,000	190,000	240,000
Outstanding - Unvested (in shares)	800,000	1,100,000	0
Total Outstanding (in shares)	1,290,000	240,000
Granted (in shares)	0	1,100,000
Exercised (in shares)	190,000	50,000
Forfeited (in shares)	0	0
Total Oustanding (in shares)	1,100,000	1,290,000
Weighted Average Exercise Price
Exercisable (in dollars per share)	$ 3.80	$ 3.38	$ 3.43
Outstanding - Unvested (in dollars per share)	6.88	5.48	0
Total Outstanding (in dollars per share)	5.17	3.43
Granted (in dollars per share)	0	5.48
Exercised (in dollars per share)	3.35	3.38
Forfeited (in dollars per share)	0	0
Total Outstanding (in dollars per share)	6.04	5.17
Weighted Average Grant date Fair Value
Exercisable (in dollars per share)	2.06	2.47	2.47
Outstanding - Unvested (in dollars per share)	1.65	1.48	$ 0
Outstanding (in dollars per share)	1.63	2.47
Granted (in dollars per share)	0	1.48
Exercised (in dollars per share)	2.47	2.47
Forfeited (in dollars per share)	0	0
Outstanding (in dollars per share)	$ 1.76	$ 1.63
Amount outstanding for options vested	$ 300,000	$ 190,000
Management
Number of Options
Exercisable (in shares)	300,000	100,000	150,000
Outstanding - Unvested (in shares)	800,000	1,100,000	0
Total Outstanding (in shares)	1,200,000	150,000
Granted (in shares)	0	1,100,000
Exercised (in shares)	100,000	50,000
Forfeited (in shares)	0	0
Total Oustanding (in shares)	1,100,000	1,200,000